Related party transactions - Transactions with Related Parties (Details) - Weichai Ballard JV - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Total for all associates
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 3,447	$ 13,697
Investments	8,238	13,901
Deferred revenue	1,831	1,904
Revenues	2,480	8,099
Cost of goods sold and operating expense	$ 1,819	$ 1,996